Schedule of Investments (unaudited) September 30, 2020	BlackRock Municipal 2020 TermTrust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alaska — 1.9%
City of Valdez, Refunding RB
Series B, 5.00%, 01/01/21	$3,200	$3,237,664
Series C, 5.00%, 01/01/21	2,500	2,527,750

		5,765,414

Arizona — 0.8%
Arizona Health Facilities Authority, Refunding RB, Series F,
0.11%, 01/01/29(a)	1,365	1,365,000
Salt Verde Financial Corp., RB, 5.25%, 12/01/20	1,000	1,007,040

		2,372,040

California — 3.8%
Bay Area Toll Authority, Refunding RB, Series B, 0.06%, 04/01/53(a)	10,500	10,500,000
State of California, Refunding GO, 5.25%, 10/01/22	1,000	1,100,340

		11,600,340

Colorado — 0.8%
Adams & Arapahoe Joint School District 28J Aurora,
Refunding GO
Series A, 5.00%, 12/01/20	690	695,278
Series B, 5.00%, 12/01/20	1,335	1,345,213
Colorado Health Facilities Authority, Refunding RB, 4.00%, 12/01/20(b)	580	583,544

		2,624,035

Florida — 1.8%
County of Escambia Florida, RB, 1.80%, 04/01/39(a)	2,500	2,505,150
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,375,151
Stevens Plantation Community Development District, SAB, Series B, 6.38%, 05/01/13(c)(d)	2,597	1,558,349

		5,438,650

Georgia — 3.3%
Development Authority of Monroe County, Refunding RB, Series B, 0.12%, 01/01/36(a)	10,000	10,000,000

Guam — 0.4%
Guam Power Authority, Refunding RB, Series A, (AGM), 5.00%, 10/01/20	1,190	1,190,119

Hawaii — 0.5%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 11/15/20	1,440	1,445,846

Illinois — 4.6%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.00%, 11/01/20	960	962,803
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, Refunding GO, (AGM), 5.25%, 12/01/20	1,000	1,008,180
Metropolitan Pier & Exposition Authority, Refunding RB, Series A, (NPFGC), 0.00%, 06/15/22(e)	12,455	12,188,214

		14,159,197

Security	Par (000)	Value

Indiana — 1.4%
Indiana Finance Authority, Refunding RB, Series E7, 0.09%, 11/15/33(a)	$3,615	$3,615,000
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/21	600	607,050

		4,222,050

Kansas — 0.3%
Wyandotte County-Kansas City Unified Government, RB, (NPFGC), 0.00%, 12/01/20(e)	1,035	1,034,110

Kentucky(b) — 1.2%
Louisville/Jefferson County Metropolitan Government, Refunding RB
Series A, 3.50%, 12/01/20	2,115	2,126,315
Series A, 5.00%, 12/01/20	1,430	1,441,154

		3,567,469

Louisiana(a) — 2.8%
Louisiana Public Facilities Authority, RB 0.10%, 08/01/50	5,500	5,500,000
Series A, 0.12%, 08/01/49	2,940	2,940,000

		8,440,000

Maryland — 4.4%
Maryland Economic Development Corp., RB, Series A, 0.12%, 02/15/43(a)	9,090	9,090,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.50%, 01/01/21(b)	1,335	1,352,315
Series E, 0.04%, 07/01/41(a)	3,035	3,035,000

		13,477,315

Massachusetts(a) — 6.2%
Massachusetts Bay Transportation Authority, Refunding RB, Series A-1, 0.08%, 03/01/30	9,040	9,040,000
University of Massachusetts Building Authority, Refunding RB, Series 1, 0.08%, 11/01/34	10,000	10,000,000

		19,040,000

Michigan — 1.1%
Michigan Finance Authority, Refunding RB, Series 25-A, AMT, 5.00%, 11/01/20	1,800	1,804,806
Michigan State Building Authority, Refunding RB
Series I-A, 5.00%, 10/15/20	325	325,569
Series II-A, 4.00%, 10/15/20	1,205	1,206,675

		3,337,050

Minnesota(a) — 4.0%
County of Hennepin Minnesota, Refunding GO, Series B, 0.12%, 12/01/38	4,840	4,840,000
Minnesota Housing Finance Agency, Refunding RB, Series D, (FHLMC, FNMA, GNMA), 0.12%, 01/01/42	7,500	7,500,000

		12,340,000

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 11/15/20	500	502,600

Nevada — 2.3%
County of Clark Department of Aviation, Refunding RB, Series D-3, Sub-Lien, 0.10%, 07/01/29(a)	2,000	2,000,000

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Municipal 2020 TermTrust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Nevada Housing Division, RB, Series C, (FHLMC, FNMA, GNMA), 1.20%, 10/01/51(a)	$1,500	$1,500,765
Washoe County School District, GO, Series C, 5.00%, 10/01/20	3,695	3,695,443

		7,196,208

New Jersey — 4.0%
County of Atlantic New Jersey, Refunding GO, (BAM), 3.00%, 10/01/20	2,740	2,740,192
Garden State Preservation Trust, Refunding RB, Series C, (AGM), 5.25%, 11/01/20	1,500	1,505,565
New Jersey Economic Development Authority, Refunding RB
Series GG, 5.00%, 09/01/22	2,000	2,033,180
Series K, (AGC, AMBAC), 5.25%, 12/15/20	3,150	3,175,987
New Jersey Higher Education Student Assistance
Authority, RB, Series 1A, AMT, 5.00%, 12/01/20	2,900	2,915,138

		12,370,062

New York — 12.2%
Battery Park City Authority, Refunding RB, Series D-2, 0.12%, 11/01/38(a)	2,000	2,000,000
City of New York New York, GO(a)
Series A-4, 0.12%, 08/01/38	1,000	1,000,000
Series A-4, 0.13%, 08/01/44	1,300	1,300,000
City of New York, GO(a)
Series I-3, 0.12%, 03/01/44	6,750	6,750,000
Sub-Series G-3, 0.11%, 04/01/42	1,485	1,485,000
New York City Water & Sewer System, Refunding RB, Series BB-1, 0.10%, 06/15/36(a)	6,000	6,000,000
New York State Energy Research & Development
Authority, RB, Series A-2, 0.10%, 05/01/39(a)	7,000	7,000,000
New York State Housing Finance Agency, RB, Series A, 0.10%, 11/01/44(a)	8,000	8,000,000
New York State Urban Development Corp., Refunding RB,
Series A-3D, 0.12%, 03/15/33(a)	3,245	3,245,000
Port Authority of New York & New Jersey, ARB, 5.00%, 12/01/20	535	538,670

		37,318,670

North Carolina — 2.3%
City of Raleigh, COP, Series B-1, 0.09%, 02/01/34(a)	7,200	7,200,000

Ohio — 4.1%
County of Franklin Ohio, RB, Series C, 0.11%, 05/15/53(a)	12,500	12,500,000

Pennsylvania — 3.8%
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 4.00%, 12/01/20	870	870,557
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/20	3,830	3,867,151
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, AMT, 4.00%, 11/01/20	2,175	2,181,199
Series A, AMT, 0.60%, 04/01/34(a)	3,750	3,749,992

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 10/01/20(b)	$610	$610,061
Pennsylvania Housing Finance Agency, Refunding RB, Series 115A, AMT, 2.65%, 10/01/20	435	435,017

		11,713,977

Rhode Island — 1.3%
Rhode Island Student Loan Authority, RB, Series A, AMT, 5.00%, 12/01/20	3,850	3,873,062

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Series A, 5.00%, 10/01/20	325	325,023

Texas — 12.8%
Central Texas Turnpike System, RB(e)
Series A, (AMBAC), 0.00%, 08/15/21	6,165	6,144,840
Series A, (AMBAC), 0.00%, 08/15/21(b)	1,825	1,822,409
City of Houston Texas Combined Utility System Revenue,
Refunding RB(a)
Series A, 1st Lien, 0.12%, 05/15/34	9,100	9,100,000
Series B-2, 1st Lien, 0.11%, 05/15/34	2,065	2,065,000
Love Field Airport Modernization Corp., RB, AMT, 5.00%, 11/01/20	3,715	3,727,037
Pasadena Independent School District, GO, Series B, (AGM), 0.11%, 02/01/35(a)	1,550	1,550,000
State of Texas, GO, Series A, 0.14%, 06/01/44(a)	9,625	9,625,000
Texas Municipal Gas Acquisition & Supply Corp III, RB, 5.00%, 12/15/20	5,000	5,042,450

		39,076,736

Utah — 3.3%
Weber County, Series A, RB, VRDN, 0.13%, 02/15/31(a)	10,000	10,000,000

Virginia — 2.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,007,840
Loudoun County Economic Development Authority, RB(a)
Series A, 0.10%, 02/15/38	3,000	3,000,000
Series F, 0.14%, 02/15/38	2,515	2,515,000

		7,522,840

Washington — 5.6%
County of King, Refunding GO, Series B, 0.13%, 01/01/46(a)	10,000	10,000,000
Snohomish County School District No.2 Everett, Refunding GO, (GTD), 5.00%, 12/01/20	2,625	2,645,711
Washington Health Care Facilities Authority, Refunding RB
Series B, 5.00%, 10/01/20	250	250,030
Series B, 5.00%, 10/01/42(a)	4,000	4,182,960

		17,078,701

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/15/20	250	252,328

Total Long-Term Investments — 93.9%
(Cost: $286,426,151)		286,983,842

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Municipal 2020 TermTrust(BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

Commercial Paper — 5.3%
City of Garland Texas, 0.19%, 12/03/20	$2,700	$2,700,047
Memphis Tennessee General Obligation, 0.16%, 10/05/20 .	6,000	6,000,058
North East Independent School District, 0.30%, 11/03/20	7,500	7,500,558

		16,200,663

	Shares

Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(f)(g)	463,384	$463,476

Total Short-Term Securities — 5.5% (Cost: $16,663,476)		16,664,139

Total Investments — 99.4% (Cost: $303,089,627)		303,647,981

Other Assets Less Liabilities — 0.6%		1,828,807

Net Assets — 100.0%		$305,476,788

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$22,117,202	$—	$(21,638,637	)(a)	$(15,025)	$(64)	$463,476	463,384	$76,213	$—

a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Municipal 2020 TermTrust (BKK)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$286,983,842	$—	$286,983,842
Short-Term Securities
Commercial Paper	—	16,200,663	—	16,200,663
Money Market Funds	463,476	—	—	463,476

	$463,476	$303,184,505	$—	$303,647,981

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

VRDN	Variable Rate Demand Note

4